Financial risk management - Overview financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortized cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IFRS 9	$ 649,993	$ 414,013	$ 295,679
FVTPL | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	25,549	21,715	21,715
FVTPL | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	0	0	46,162
FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1,394,409	1,678,100	669,147
FVTOCI | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	14,880	15,528	17,443
Amortized cost | Research and development incentive receivables - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	94,854	76,706	47,488
Amortized cost | Restricted cash - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1,964	2,419	1,736
Amortized cost | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	904,471	496,687	275,697
Amortized cost | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	1,878,890	1,131,000	1,345,646
Amortized cost | Research and development incentive receivables - current
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	4,625	2,584	1,578
Amortized cost | Cash and bank balances
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	5,527	20,744	77,477
Amortized cost | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IFRS 9	$ 100,000	$ 350,000	$ 54,116